Note 2. Land and Land Improvements (Details) - USD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017
Details
Land improvements are recorded	$ 46,163	$ 0
Asset Impairment Charges	$ 0	$ 0